Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Brokerage commissions related to
Interest income and others	$ 37,176	$ 25,212	$ 79,385
Revenue	704,339	750,626	1,180,102
Third parties [Member]
Brokerage commissions related to
Revenue	690,398	746,318	1,101,085
Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	11,922	1,180	71,187
Revenue	13,941	4,308	79,017
Interest Income and Others [Member]
Brokerage commissions related to
Interest income and others	37,176	25,212	79,385
Interest Income and Others [Member] | Third parties [Member]
Brokerage commissions related to
Interest income and others	35,157	24,141	73,643
Interest Income and Others [Member] | Related parties [Member]
Brokerage commissions related to
Interest income and others	2,019	1,071	5,742
Revenue from Contracts with Customers Recognized at a Point in Time [Member]
Brokerage commissions related to
Due diligence service fees	39,698
Introducing and referral income	329,534
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member]
Brokerage commissions related to
Due diligence service fees	39,698
Introducing and referral income	329,534
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member]
Brokerage commissions related to
Due diligence service fees
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member]
Brokerage commissions related to
Handling income	13,463	38,770	13,413
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member] | Third parties [Member]
Brokerage commissions related to
Handling income	13,463	36,714	13,413
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member] | Related parties [Member]
Brokerage commissions related to
Handling income		2,056
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member]
Brokerage commissions related to
Handling income	31,017	6,803	4,710
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member] | Third parties [Member]
Brokerage commissions related to
Handling income	31,017	6,802	4,710
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member] | Related parties [Member]
Brokerage commissions related to
Handling income		1
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member]
Brokerage commissions related to
Underwriting and placement income	82,251	39,765	96,340
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member] | Third parties [Member]
Brokerage commissions related to
Underwriting and placement income	82,251	39,765	96,340
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member] | Related parties [Member]
Brokerage commissions related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member]
Brokerage commissions related to
Introducing and referral income		159,129	224,865
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member] | Third parties [Member]
Brokerage commissions related to
Introducing and referral income		159,129	224,865
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member] | Related parties [Member]
Brokerage commissions related to
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Brokerage commissions related to
Underwriting and placement income			318,317
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member] | Third parties [Member]
Brokerage commissions related to
Underwriting and placement income			318,317
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member] | Related parties [Member]
Brokerage commissions related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member]
Brokerage commissions related to
Brokerage commissions related	130,591	155,881	84,425
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	128,581	155,579	73,673
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	2,010	302	10,752
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member]
Brokerage commissions related to
Brokerage commissions related	32,783	3,508	307,915
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	22,871	2,630	247,480
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	9,912	878	60,435
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member]
Brokerage commissions related to
Brokerage commissions related			29,986
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related			29,986
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related
Revenue from Contracts with Customers Recognized Over Time [Member]
Brokerage commissions related to
Investment management fee income	7,826
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member]
Brokerage commissions related to
Investment management fee income	7,826
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member]
Brokerage commissions related to
Investment management fee income
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member]
Brokerage commissions related to
Advisory fees		321,558
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member] | Third parties [Member]
Brokerage commissions related to
Advisory fees		321,558
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member] | Related parties [Member]
Brokerage commissions related to
Advisory fees
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member]
Brokerage commissions related to
Investment management fee income			20,746
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member] | Third parties [Member]
Brokerage commissions related to
Investment management fee income			18,658
Revenue from Contracts with Customers Recognized Over Time [Member] | Investment Management Fee Income [Member] | Related parties [Member]
Brokerage commissions related to
Investment management fee income			$ 2,088